Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jan. 12, 2021	Aug. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 19, 2018	Sep. 09, 2018
Share Capital [Line Items]
Common stock, authorized capital amount						$ 50
Common stock, shares authorized		50,000	5,000,000,000	5,000,000,000		50,000
Common stock, par value per share			$ 0.00001	$ 0.00001		$ 1.00
Common stock, shares issued		1	70,488,700	70,488,700	1
Common stock, shares outstanding			70,488,700	70,488,700	1		1
Basis of share subdivision		100,000-for-1
Common stock shares authorized revised		5,000,000,000
Common stock , shares issued revised		100,000
Subsequent Event [Member]
Share Capital [Line Items]
Ordinary shares issued	70,488,700
Common stock shares issued surrendered	100,000